Shareholders' equity - Shares repurchased (Details) - MXN ($) $ in Thousands		12 Months Ended
	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares repurchased
Issuance of shares, net (in shares)			0
Shares repurchased (in shares)		2,145,651	0	324,507
Purchase of treasury shares		$ (244,201)		$ (34,234)
Treasury shares held		244,201	$ 34,234
Treasury Series B Class I
Shares repurchased
Treasury shares held		$ 1,905	$ 250
Treasury shares held (in shares)		2,470,158	324,507
Treasury shares cancelled (in shares)	6,229,027